ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 12- ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES:

	December 31,
	2024	2023
	U.S. dollars in thousands
Accrued expenses	2,698	3,765
Payable in respect to the Global Termination Agreement (see note 15(6)(b))	6,693	-
Employees and related liabilities	510	727
Government institutions	92	100
	9,993	4,592